Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000101704 [Member]
Shareholder Report [Line Items]
Fund Name	Independent Franchise Partners US Equity Fund
Class Name	Independent Franchise Partners US Equity Fund
Trading Symbol	IFPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Independent Franchise Partners US Equity Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at franchisepartners.com/funds/us-mutual-fund-documents. You can also request this information by contacting us at 855-233-0437 (toll free).
Additional Information Phone Number	855-233-0437
Additional Information Website	franchisepartners.com/funds/us-mutual-fund-documents
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Independent Franchise Partners US Equity Fund	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
In the year to September 30, 2025, the Fund returned 25.23% (assuming no redemption fee), compared to the Russell 1000 Value Benchmark (Total Return) Index return of 9.44% and the S&P 500 Index return of 17.60%. The Fund invests primarily in equity securities listed on U.S. stock exchanges, or that derive a significant portion of their revenue from the U.S. or have their principal place of business in the U.S., and may invest up to 20% of net assets in non-U.S. equity securities. The Fund typically invests in 20 – 40 securities. The Fund seeks to achieve an attractive long-term rate of return by investing in companies with a high and sustainable return on capital. These companies tend to have durable intangible assets.
The Fund generated attractive absolute and relative returns during the twelve-month period. We are pleased with the Fund’s return although it is unusual for the US Franchise strategy to outpace a strongly rising market. Equity markets continued to be driven by a narrow group of growth and artificial intelligence-related technology stocks which the Fund does not own, primarily for valuation reasons. However, in early 2025 the threat of the imposition of increased trade tariffs by the U.S. administration, along with heightened geopolitical risks, weighed on equity markets. The Fund generated much of its excess return during this period. This pattern of returns is consistent with the Franchise return profile.
The table below details the top and bottom stock returns during the twelve-month period, along with the top and bottom contributors to the Fund’s gross return. During the year, we initiated positions in Gartner, Live Nation, Otis, Ryan Specialty, Solventum and Warner Bros. Discovery. We completed the final sale of the position in Aspen Technology. We also trimmed or added to several existing positions.
We encourage clients to assess returns over longer intervals, like a full market cycle, in line with our investment horizon. We design Franchise portfolios with the dual goals of earning an attractive long-term rate of return while insulating clients from the worst of equity market drawdowns.
US Equity Fund - Stock Returns (%)				US Equity Fund - Contribution to Fund Return (bps)
Top		Bottom		Top		Bottom
Warner Bros. Discovery	+84%	Kenvue	-27%	Oracle	+243	Kenvue	-108
Oracle	+67%	TransUnion	-18%	Warner Bros. Discovery	+235	Bristol Myers Squibb	-37
Nintendo	+66%	Estée Lauder	-8%	Fox	+231	Estée Lauder	-33
TKO	+65%	Bristol Myers Squibb	-8%	Nintendo	+230	Unilever	-17
British American Tobacco	+53%	Unilever	-6%	Philip Morris International	+209	TransUnion	-12
Stock Returns reflect total returns and are presented in US Dollars for the period the stock was held during the period. Contribution to Fund Return reflects contribution to gross return and is presented in US Dollars for the period the stocks were held during the period. Source: FactSet, Independent Franchise Partners, LLP. For complete attribution and methodology, please contact clientservice@franchisepartners.com.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $3,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $3,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 year	5 year	10 year
Independent Franchise Partners US Equity Fund (with redemption fee)	24.97%	16.38%	15.12%
Independent Franchise Partners US Equity Fund (without redemption fee)	25.23%	16.41%	15.13%
Russell 1000 Value Benchmark (Total Return) Index	9.44%	13.87%	10.72%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,627,516,952
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 8,526,156
Investment Company Portfolio Turnover	62.41%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,627,516,952
Total number of portfolio holdings	34
Total advisory fees paid	$8,526,156
Portfolio turnover rate as of the end of the reporting period	62.41%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Communication Services	31.9%
Consumer Staples	16.8%
Health Care	16.1%
Financials	9.6%
Consumer Discretionary	7.0%
Industrials	5.6%
Real Estate	5.2%
Information Technology	4.6%
Materials	3.4%